Insurance contracts in the financial services segment - Summary of methods and main inputs used to measure insurance contracts (Detail)	Mar. 31, 2025	Mar. 31, 2024
Mortailty Rate [Member]
Disclosure of inputs to methods used to measure contracts within scope of IFRS 17 [line items]
Weighted Average Percentage To Measure Insurance Contracts	1.03%	1.02%
Lapse And Surrender Rate [Member]
Disclosure of inputs to methods used to measure contracts within scope of IFRS 17 [line items]
Weighted Average Percentage To Measure Insurance Contracts	3.80%	3.57%